United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/18

Date of Reporting Period: Quarter ended 10/31/17

Item 1.	Schedule of Investments

Federated MDT All Cap Core Fund
Portfolio of Investments
October 31, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Basic Industries—1.7%
5,600		Domtar, Corp.	$264,992
10,683		Eastman Chemical Co.	970,123
2,471		Reliance Steel & Aluminum Co.	189,872
2,679		Sherwin-Williams Co.	1,058,607
		TOTAL	2,483,594
		Capital Goods—7.9%
9,100		AGCO Corp.	623,987
7,321		Allison Transmission Holdings, Inc.	311,069
7,607		Caterpillar, Inc.	1,033,031
15,252	[1]	Colfax Corp.	636,161
20,808		Danaher Corp.	1,919,954
18,333		Deere & Co.	2,436,089
1,762		Grainger (W.W.), Inc.	348,347
6,829		Kennametal, Inc.	298,086
14,800		Pitney Bowes, Inc.	203,352
11,472		Roper Technologies, Inc.	2,961,726
14,360	[1]	SPX Corp.	420,605
3,060	[1]	WESCO International, Inc.	193,239
		TOTAL	11,385,646
		Consumer Cyclicals—17.0%
8,000		Abercrombie & Fitch Co., Class A	107,440
2,100		Adtalem Global Education, Inc.	77,595
4,970	[1]	American Outdoor Brands Corp.	71,220
4,382	[1]	AutoZone, Inc.	2,583,189
7,800	[1]	Avis Budget Group, Inc.	321,750
16,403		Bed Bath & Beyond, Inc.	326,420
12,347		Best Buy Co., Inc.	691,185
2,900		Big Lots, Inc.	148,799
1,700		Children's Place, Inc./The	184,960
10,385	[1]	CoStar Group, Inc.	3,071,364
5,086		Deluxe Corp.	354,240
5,980		Dillards, Inc., Class A	303,784
12,539	[1]	eBay, Inc.	471,968
2,386		Ennis, Inc.	48,078
3,824		Expedia, Inc.	476,700
20,698	[1]	Facebook, Inc.	3,726,882
3,583		Foot Locker, Inc.	107,777
9,671	[1]	Fossil, Inc.	76,207
5,982		GameStop Corp.	111,804
23,711		Gap (The), Inc.	616,249
2,244		Home Depot, Inc.	372,010
4,466	[1]	Iconix Brand Group, Inc.	7,324
20,551		Kohl's Corp.	858,210
4,433		Las Vegas Sands Corp.	280,963
43,653	[1]	MSG Networks, Inc.	757,380
17,948		Macy's, Inc.	336,704
1,914	[1]	NetFlix, Inc.	375,967
1

Shares			Value
		COMMON STOCKS—continued
		Consumer Cyclicals—continued
7,059		Nielsen Holdings PLC	$261,677
5,296		Nordstrom, Inc.	209,986
5,800		Nu Skin Enterprises, Inc., Class A	368,938
2,144	[1]	O'Reilly Automotive, Inc.	452,277
2,984		PVH Corp.	378,401
18,011	[1]	PayPal, Inc.	1,306,878
3,233		R.R. Donnelley & Sons Co.	29,744
8,631	[1]	Skechers USA, Inc., Class A	275,501
26,257	[1]	T-Mobile USA, Inc.	1,569,381
4,151		Tailored Brands, Inc.	64,133
33,297		Target Corp.	1,965,855
29,963		Viacom, Inc., Class B	720,011
		TOTAL	24,468,951
		Consumer Durables—1.2%
5,206		D. R. Horton, Inc.	230,157
35,900		Ford Motor Co.	440,493
15,062		Goodyear Tire & Rubber Co.	460,747
1,377		Lear Corp.	241,787
2,270		Stanley Black & Decker, Inc.	366,719
		TOTAL	1,739,903
		Consumer Staples—8.8%
8,425		Dean Foods Co.	82,144
38,398		Dr. Pepper Snapple Group, Inc.	3,289,173
2,775		Estee Lauder Cos., Inc., Class A	310,273
7,300		Fresh Del Monte Produce, Inc.	324,923
8,480		GNC Holdings, Inc.	58,003
3,481	[1]	Helen of Troy Ltd.	323,385
12,745		Ingredion, Inc.	1,597,586
3,770		Libbey, Inc.	25,787
4,598	[1]	National Beverage Corp.	450,144
27,906		PepsiCo, Inc.	3,076,078
16,900	[1]	Pilgrim's Pride Corp.	537,082
10,225		Procter & Gamble Co.	882,826
5,830		Sanderson Farms, Inc.	871,993
2,246		Smucker (J.M.) Co.	238,188
1,024		Spectrum Brands Holdings, Inc.	112,558
7,554		Tupperware Brands Corp.	443,798
		TOTAL	12,623,941
		Energy—4.5%
3,894		Baker Hughes a GE Co. LLC	122,388
22,200	[1]	Chesapeake Energy Corp.	86,580
22,568		Chevron Corp.	2,615,406
44,879		ConocoPhillips	2,295,561
15,800		Nabors Industries Ltd.	88,954
11,813	[1]	Noble Corp. PLC	49,142
8,200	[1]	Superior Energy Services, Inc.	72,324
15,345		Valero Energy Corp.	1,210,567
		TOTAL	6,540,922
		Financial Services—20.3%
7,549		Aflac, Inc.	633,286
28,700		Ally Financial, Inc.	749,931
2

Shares			Value
		COMMON STOCKS—continued
		Financial Services—continued
21,412		Assured Guaranty Ltd.	$794,385
2,653	[1]	Athene Holding Ltd.	138,301
19,891		Bank of America Corp.	544,814
8,388		Citizens Financial Group, Inc.	318,828
4,405		Everest Re Group Ltd.	1,045,967
29,600		Fifth Third Bancorp	855,440
17,200		Huntington Bancshares, Inc.	237,360
35,447		JPMorgan Chase & Co.	3,566,323
30,200		KeyCorp	551,150
1,222		MSCI, Inc., Class A	143,414
24,031		Mastercard, Inc.	3,575,092
25,900		Navient Corp.	322,714
1,496		Northern Trust Corp.	139,906
26,355		PNC Financial Services Group	3,605,100
9,100		Popular, Inc.	333,788
34,496		Prudential Financial, Inc.	3,810,428
5,905		State Street Corp.	543,260
48,150		SunTrust Banks, Inc.	2,899,111
4,846		Synchrony Financial	158,077
16,766		The Travelers Cos., Inc.	2,220,657
2,232	[1]	Vantiv, Inc.	156,240
13,778		Visa, Inc., Class A	1,515,304
18,900		Western Union Co.	375,354
		TOTAL	29,234,230
		Health Care—13.5%
15,254	[1]	Align Technology, Inc.	3,645,401
34,908		Baxter International, Inc.	2,250,519
3,781		Becton Dickinson & Co.	788,981
18,752	[1]	Celgene Corp.	1,893,390
27,966	[1]	Community Health Systems, Inc.	164,999
43,363		Eli Lilly & Co.	3,553,164
2,549		Gilead Sciences, Inc.	191,073
603		Humana, Inc.	153,976
3,674	[1]	IDEXX Laboratories, Inc.	610,509
1,779	[1]	Inogen, Inc.	175,997
6,508		Johnson & Johnson	907,280
951	[1]	Laboratory Corp. of America Holdings	146,178
15,303		Merck & Co., Inc.	843,042
675	[1]	Mettler-Toledo International, Inc.	460,775
3,753	[1]	Molina Healthcare, Inc.	254,566
1,633	[1]	Orthofix International NV	87,741
87,183		Pfizer, Inc.	3,056,636
2,167	[1]	Vertex Pharmaceuticals, Inc.	316,880
		TOTAL	19,501,107
		Information Technology—17.8%
17,333		Activision Blizzard, Inc.	1,135,138
25,774		Apple, Inc.	4,356,837
45,473		Applied Materials, Inc.	2,566,041
2,931	[1]	Arrow Electronics, Inc.	245,002
14,906		CA, Inc.	482,656
1,780		Cognex Corp.	219,207
3

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
88,973		Hewlett-Packard Co.	$1,917,368
75,550		Intel Corp.	3,436,770
31,818		Juniper Networks, Inc.	790,041
19,072		Lam Research Corp.	3,977,847
3,140		NVIDIA Corp.	649,383
19,800		NetApp, Inc.	879,516
1,628	[1]	Proofpoint, Inc.	150,443
7,576	[1]	Red Hat, Inc.	915,408
20,725	[1]	Salesforce.com, Inc.	2,120,997
4,200	[1]	Sanmina Corp.	137,445
6,550	[1]	ServiceNow, Inc.	827,724
27,428		Vishay Intertechnology, Inc.	610,273
7,350		Xerox Corp.	222,779
		TOTAL	25,640,875
		Public Utilities—4.4%
24,600		AES Corp.	261,498
24,694		AT&T, Inc.	830,953
2,728		Ameren Corp.	169,109
22,850		Entergy Corp.	1,971,041
16,589		Exelon Corp.	667,044
83,976		NiSource, Inc.	2,214,447
5,196		SCANA Corp.	224,155
		TOTAL	6,338,247
		Transportation—1.0%
4,639	[1]	Atlas Air Worldwide Holdings, Inc.	284,603
21,800	[1]	Jet Blue Airways Corp.	417,470
6,884		Union Pacific Corp.	797,098
		TOTAL	1,499,171
		TOTAL COMMON STOCKS (IDENTIFIED COST $127,631,614)	141,456,587
		INVESTMENT COMPANY—1.8%
2,543,117	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.21%[3] (IDENTIFIED COST $2,543,581)	2,543,372
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $130,175,195)	143,999,959
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	162,606
		TOTAL NET ASSETS—100%	$144,162,565
4

1	Non-income-producing security.
2	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2017	2,025,076
Purchases/Additions	11,109,580
Sales/Reductions	(10,591,539)
Balance of Shares Held 10/31/2017	2,543,117
Value	$2,543,372
Change in Unrealized Appreciation/Depreciation	$(191)
Net Realized Gain/(Loss)	$14
Dividend Income	$7,361
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing service' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in
5

accordance with procedures adopted by the Trustees.
6

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2017, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
7
Federated MDT Balanced Fund
Portfolio of Investments
October 31, 2017 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—56.2%
		Basic Industries—0.1%
1,579	[1]	Acco Brands Corp.	$20,606
906	[1]	AgroFresh Solutions, Inc.	5,345
1,265		Commercial Metals Corp.	24,642
1,444		Essendant, Inc.	13,978
1,419		Gold Resource Corp.	5,151
893	[1]	Intrepid Potash, Inc.	3,590
383		KMG Chemicals, Inc.	21,115
237	[1]	Rogers Corp.	36,043
198		Schnitzer Steel Industries, Inc., Class A	5,831
105		The Eastern Co.	3,035
		TOTAL	139,336
		Capital Goods—0.1%
349	[1]	Chart Industries, Inc.	15,182
408	[1]	DXP Enterprises, Inc.	13,085
110	[1]	Ducommun, Inc.	3,627
798	[1]	Harsco Corp.	16,957
520		Hurco Cos., Inc.	23,270
716	[1]	Kimball Electronics, Inc.	15,752
439	[1]	Mastec, Inc.	19,118
1,037		Spartan Motors, Inc.	16,748
1,558	[1]	Team, Inc.	19,163
1,209	[1]	Titan Machinery, Inc.	18,002
825		Wabash National Corp.	18,562
		TOTAL	179,466
		Consumer Cyclicals—0.2%
206	[1]	America's Car-Mart, Inc.	8,827
231	[1]	AutoWeb, Inc.	1,598
1,060		Big 5 Sporting Goods Corp.	6,731
1,246		Buckle, Inc.	20,497
335	[1]	Build-A-Bear Workshp, Inc.	2,613
241	[1]	Career Education Corp.	2,574
2,388		Chicos Fas, Inc.	19,080
666	[1]	Francesca's Holdings Corp.	4,309
328	[1]	Genesco, Inc.	8,036
725	[1]	Gray Television, Inc.	11,288
183	[1]	K12, Inc.	2,968
301		Movado Group, Inc.	8,338
1,952		National CineMedia, Inc.	13,137
302		Nutri/System, Inc.	15,085
1,516		Office Depot, Inc.	4,700
140	[1]	Perry Ellis International, Inc.	3,261
559		Pier 1 Imports, Inc.	2,325
1,318	[1]	Pinnacle Entertainment, Inc.	34,097
770		Quad Graphics, Inc.	17,548
663	[1]	Rush enterprises, Inc., Class A	33,667

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Cyclicals—continued
659	[1]	Scientific Games Holdings Corp.	$31,368
565		Tailored Brands, Inc.	8,729
1,784		Travelport Worldwide Ltd.	27,991
523	[1]	Yelp, Inc.	24,435
		TOTAL	313,202
		Consumer Discretionary—5.7%
5,200		Abercrombie & Fitch Co., Class A	69,836
1,500		Adtalem Global Education, Inc.	55,425
1,805	[1]	AutoZone, Inc.	1,064,047
7,113		Bed Bath & Beyond, Inc.	141,549
3,776		Best Buy Co., Inc.	211,380
2,400		Big Lots, Inc.	123,144
1,507		Children's Place, Inc./The	163,962
645	[1]	Cooper-Standard Holding, Inc.	71,905
2,483		D. R. Horton, Inc.	109,773
2,169		Dillards, Inc., Class A	110,185
1,479		Expedia, Inc.	184,372
24,635		Ford Motor Co.	302,271
4,351	[1]	Fossil Group, Inc.	34,286
6,827		GNC Holdings, Inc.	46,697
5,192		GameStop Corp.	97,038
12,490		Gap (The), Inc.	324,615
4,741		Goodyear Tire & Rubber Co.	145,027
3,800		Guess ?, Inc.	61,598
745	[1]	Helen of Troy Ltd.	69,211
820		Home Depot, Inc.	135,940
11,543		Kohl's Corp.	482,036
2,577		Las Vegas Sand Corp.	163,330
28,128	[1]	MSG Networks, Inc.	488,021
10,944		Macy's, Inc.	205,309
989	[1]	Murphy USA, Inc.	73,542
1,456	[1]	NetFlix, Inc.	286,002
1,770	[1]	O'Reilly Automotive, Inc.	373,381
2,300		Rent-A-Center, Inc.	22,862
3,900	[1]	Sally Beauty Holdings, Inc.	67,509
7,184	[1]	Skechers USA, Inc., Class A	229,313
21,715		Target Corp.	1,282,054
5,423		Tupperware Brands Corp.	318,601
9,289		Viacom, Inc., Class B - New	223,215
970		Yum! Brands, Inc.	72,217
1,135	[1]	Zumiez, Inc.	20,033
		TOTAL	7,829,686
		Consumer Durables—0.1%
875	[1]	Beazer Homes USA, Inc.	18,358
78	[1]	Cavco Industries, Inc.	12,238
425	[1]	IRobot Corp.	28,556
376	[1]	Installed Building Products, Inc.	26,207
2,406		KB HOME	65,997
344	[1]	Meritor, Inc.	8,947

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Durables—continued
161	[1]	RH	$14,477
		TOTAL	174,780
		Consumer Staples—4.6%
2,708	[1]	Cal-Maine Foods, Inc.	121,860
3,483		Dean Foods Co.	33,959
21,137		Dr. Pepper Snapple Group, Inc.	1,810,596
3,158		Estee Lauder Cos., Inc., Class A	353,096
4,289		Fresh Del Monte Produce, Inc.	190,903
4,225		Ingredion, Inc.	529,604
1,723		Libbey, Inc.	11,785
1,006	[1]	National Beverage Corp.	98,487
3,147		Nu Skin Enterprises, Inc.	200,181
15,071		PepsiCo, Inc.	1,661,276
8,300	[1]	Pilgrims Pride Corp.	263,774
1,854	[1]	Post Holdings, Inc.	153,752
3,032		Procter & Gamble Co.	261,783
2,806		Sanderson Farms, Inc.	419,694
1,919		Smucker (J.M.) Co.	203,510
295	[1]	USANA Health Sciences, Inc.	19,382
		TOTAL	6,333,642
		Energy—2.4%
1,969		Baker Hughes a GE Co. LLC	61,886
286	[1]	California Resources Corp.	3,154
13,324		Chevron Corp.	1,544,118
3,228	[1]	Cloud Peak Energy, Inc.	13,719
20,169		ConocoPhillips	1,031,644
9,781		Ensco PLC	52,720
617	[1]	Exterran Corp.	19,911
5,217		HollyFrontier Corp.	192,768
2,264	[1]	NOW, Inc.	28,345
10,600	[1]	Noble Corp. PLC	44,096
3,698	[1]	Rowan Companies PLC	52,992
205	[1]	Unit Corp.	3,838
3,073		Valero Energy Corp.	242,429
423	[1]	Westmoreland Coal Co.	734
		TOTAL	3,292,354
		Financial Services—0.5%
178		Bancorpsouth, Inc.	5,625
653		Beneficial Mutual Bancorp	10,775
42		Bryn Mawr Bank Corp.	1,842
1,691		CNO Financial Group, Inc.	40,533
1,433		Charter Financial Corp.	27,471
57		Columbia Banking Systems, Inc.	2,480
1,404	[1]	Enova International, Inc.	20,849
297		Enterprise Financial Services Corp.	12,949
1,258	[1]	Everi Holdings, Inc.	10,429
2,629	[1]	Ezcorp, Inc., Class A	26,947
242	[1]	FCB Financial Holdings, Inc.	11,301
325		Farmers Capital Bank Corp.	13,520

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financial Services—continued
129		Federal Agricultural Mortgage Association, Class C	$9,577
80		Financial Institutions, Inc.	2,624
945		First Bancorp, Inc.	34,682
300		First Business Financial Services, Inc.	6,669
417		First Defiance Financial Corp.	22,601
110		First Financial Corp.	5,225
165	[1]	First Foundation, Inc.	3,054
436		First Guaranty Bancshares, Inc.	11,632
353		First Merchants Corp.	15,179
371		First Midwest Bancorp, Inc.	8,566
1,166	[1]	First NBC Bank Holding Co.	22
1,080		Fulton Financial Corp.	19,656
155		HCI Group, Inc.	5,806
291		Hancock Holding Co.	14,186
146		Heartland Financial USA, Inc.	7,191
153	[1]	Hometrust Bancshares, Inc.	4,016
101		Iberiabank Corp.	7,449
147		Lakeland Financial Corp.	7,097
2,091	[1]	MGIC Investment Corp.	29,901
168		Mercantile Bank Corp.	6,065
538		Meridian Bancorp, Inc.	10,599
150		Meta Financial Group, Inc.	13,088
220		Midland States Bancorp, Inc.	7,139
243		MidSouth Bancorp, Inc.	3,183
316		National Bank Holdings Corp., Class A	10,371
100	[1]	Nicolet Bankshares, Inc.	5,694
337		OFG Bancorp.	2,999
156		Ohio Valley Banc Corp.	5,554
583		Peapack-Gladstone Financial Corp.	20,224
189		Preferred Bank Los Angeles, CA	11,667
346		Republic Bancorp, Inc.	13,605
111		Sandy Spring Bancorp, Inc.	4,486
405		Sierra Bancorp	10,716
424		The Bank of NT Butterfield & Son Ltd.	15,836
335		TriCo Bancshares	13,876
198		UMB Financial Corp.	14,559
504		Union Bankshares Corp.	17,393
538		Universal Insurance Holdings, Inc.	12,831
124		Valley National Bancorp	1,426
694		WSFS Financial Corp.	34,492
2,149		Waterstone Financial, Inc.	41,261
1,189		Western New England Bancorp, Inc.	12,544
168		Wintrust Financial Corp.	13,657
		TOTAL	703,119
		Financials—9.4%
1,587		Aflac, Inc.	133,133
8,000		Ally Financial, Inc.	209,040
13,907		Assured Guaranty Ltd.	515,950
11,267		Bank of America Corp.	308,603

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
9,200		Blackstone Mortgage Trust, Inc., Class A	$292,836
2,010		Citizens Financial Group, Inc.	76,400
5,209		Comerica, Inc.	409,271
2,486		Everest Re Group Ltd.	590,301
20,900		Fifth Third Bancorp	604,010
265		First Citizens Bancshares, Inc., Class A	107,325
13,300		Huntington Bancshares, Inc.	183,540
18,626		JPMorgan Chase & Co.	1,873,962
16,358		KeyCorp	298,534
17,976		Navient Corp.	223,981
10,000		New Residential Investment Corp.	176,300
757		Northern Trust Corp.	70,795
13,160		PNC Financial Services Group	1,800,156
6,300		Popular, Inc.	231,084
17,537		Prudential Financial	1,937,137
470		S&P Global, Inc.	73,541
3,896		State Street Corp.	358,432
15,958		SunTrust Banks, Inc.	960,831
3,955		Synchrony Financial	129,012
8,933		The Travelers Cos., Inc.	1,183,176
28,000		Two Harbors Investment Corp.	274,400
		TOTAL	13,021,750
		Health Care—7.9%
575	[1]	AMAG Pharmaceutical, Inc.	9,027
7,720	[1]	Align Technology, Inc.	1,844,926
959	[1]	Amicus Therapeutics, Inc.	13,656
14,732		Baxter International, Inc.	949,772
3,114		Becton, Dickinson & Co.	649,798
87	[1]	Bluebird Bio, Inc.	12,102
896	[1]	Care.com, Inc.	13,772
8,317	[1]	Celgene Corp.	839,767
590	[1]	Cempra Holdings LLC	1,357
16,481	[1]	Community Health Systems, Inc.	97,238
10,456		Danaher Corp.	964,775
2,523	[1]	DepoMed, Inc.	12,211
444	[1]	Dynavax Technologies Corp.	9,768
583	[1]	Enzo Biochem, Inc.	5,743
339	[1]	Epizyme, Inc.	5,661
172	[1]	Exact Sciences Corp.	9,458
854		Gilead Sciences, Inc.	64,016
605		Humana, Inc.	154,487
1,206	[1]	IDEXX Laboratories, Inc.	200,401
292	[1]	Integer Holdings Corp.	14,191
688	[1]	Intra-Cellular Therapies, Inc.	10,726
467	[1]	Iradimed Corp.	6,655
1,920		Johnson & Johnson	267,667
964	[1]	Laboratory Corp. of America Holdings	148,176
422	[1]	Lannett Co., Inc.	8,398
650	[1]	Lantheus Holdings, Inc.	12,935

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
993		LeMaitre Vascular, Inc.	$31,786
21,821		Lilly (Eli) & Co.	1,788,013
204		Medifast, Inc.	12,730
8,576		Merck & Co., Inc.	472,452
217	[1]	Mettler Toledo International, Inc.	148,131
278	[1]	MiMedx Group, Inc.	3,525
1,463	[1]	OraSure Technologies, Inc.	28,894
807	[1]	Orthofix International NV	43,360
10,160	[1]	PDL BioPharma, Inc.	30,074
494	[1]	PRA Health Sciences, Inc.	40,226
858		PetMed Express, Inc.	30,339
42,583		Pfizer, Inc.	1,492,960
159	[1]	Puma Biotechnology, Inc.	20,241
773	[1]	Sangamo BioSciences, Inc.	9,585
121	[1]	Sarepta Therapeutics, Inc.	5,967
206	[1]	Tactile Systems Technology, Inc.	5,910
365		Teleflex, Inc.	86,498
2,366	[1]	Vertex Pharmaceuticals, Inc.	345,980
144	[1]	Weight Watchers International, Inc.	6,468
281	[1]	Zafgen, Inc.	1,000
		TOTAL	10,930,822
		Industrials—4.8%
2,951		AGCO Corp.	202,350
11,581		Allison Transmission Holdings, Inc.	492,077
2,035	[1]	Atlas Air Worldwide Holdings, Inc.	124,847
3,395		Caterpillar, Inc.	461,041
8,376	[1]	Colfax Corp.	349,363
9,253		Deere & Co.	1,229,538
1,789		Deluxe Corp.	124,604
1,032		Ennis, Inc.	20,795
3,004	[1]	Jet Blue Airways Corp.	57,526
682		Kansas City Southern Industries, Inc.	71,078
9,838		Nielsen Holdings PLC	364,695
10,000		Pitney Bowes, Inc.	137,400
4,351		R.R. Donnelley & Sons Co.	40,029
5,019		Roper Technologies, Inc.	1,295,755
11,575	[1]	SPX Corp.	339,032
1,562		Stanley Black & Decker, Inc.	252,341
3,342		Trinity Industries, Inc.	108,682
4,087		Union Pacific Corp.	473,234
1,853		W. W. Grainger, Inc.	366,338
1,124		Xylem, Inc.	74,780
		TOTAL	6,585,505
		Information Technology—15.2%
11,483		Activision Blizzard, Inc.	752,022
1,806	[1]	Advanced Energy Industries, Inc.	153,004
757	[1]	Alpha & Omega Semiconductor Ltd.	13,952
6,503		Apple, Inc.	1,099,267
15,491		Applied Materials, Inc.	874,157

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
174		Belden, Inc.	$13,904
273		Black Box Corp.	846
12,270		CA, Inc.	397,303
271		Cabot Microelectronics Corp.	26,198
195	[1]	Cirrus Logic, Inc.	10,920
609	[1]	Commvault Systems, Inc.	31,698
795		Convergys Corp.	20,455
6,388	[1]	CoStar Group, Inc.	1,889,251
209	[1]	Diodes, Inc.	7,177
2,655	[1]	eBay, Inc.	99,934
9,745	[1]	Facebook, Inc.	1,754,685
178	[1]	FormFactor, Inc.	3,240
31,353		HP, Inc.	675,657
1,900	[1]	Insight Enterprises, Inc.	85,595
41,130		Intel Corp.	1,871,004
21,211		Juniper Networks, Inc.	526,669
1,092		KLA-Tencor Corp.	118,908
332	[1]	Kemet Corp.	8,529
8,878		Lam Research Corp.	1,851,684
290		MKS Instruments, Inc.	31,509
11,727		Mastercard, Inc., Class A	1,744,626
2,754		Microchip Technology, Inc.	261,079
1,889		NVIDIA Corp.	390,664
10,850		NetApp, Inc.	481,957
375	[1]	Netgear, Inc.	17,494
268	[1]	NetScout Systems, Inc.	7,611
289	[1]	Paycom Software, Inc.	23,756
11,961	[1]	PayPal Holdings, Inc.	867,890
510	[1]	Proofpoint, Inc.	47,129
4,773	[1]	Red Hat, Inc.	576,722
575	[1]	RingCentral, Inc.	24,236
12,770	[1]	Salesforce.com, Inc.	1,306,882
7,156	[1]	Sanmina Corp.	234,180
3,641	[1]	ServiceNow, Inc.	460,113
218	[1]	Silicon Laboratories, Inc.	20,688
1,499	[1]	TTM Technologies	23,654
44		TeleTech Holdings, Inc.	1,833
193	[1]	Trade Desk, Inc./The	12,723
3,537	[1]	Vantiv, Inc.	247,590
283	[1]	Varonis Systems, Inc.	12,339
7,016		Visa, Inc., Class A Shares	771,620
23,701		Vishay Intertechnology, Inc.	527,347
343	[1]	Web.com Group, Inc.	8,266
10,000		Western Union Co.	198,600
2,218	[1]	Workday, Inc.	246,176
3,575		Xerox Corp.	108,358
		TOTAL	20,941,101
		Materials—0.9%
3,600		Domtar Corp.	170,352

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
3,831		Eastman Chemical Co.	$347,893
548		Ecolab, Inc.	71,602
1,687		Sherwin-Williams Co.	666,618
		TOTAL	1,256,465
		Public Utilities—0.1%
2,777		Frontier Communications Corp.	33,630
477		ONE Gas, Inc.	36,719
966		Portland General Electric Co.	46,117
		TOTAL	116,466
		Real Estate—1.3%
1,200		American Tower Corp.	172,404
882	[1]	Altisource Portfolio Solutions S.A.	22,791
1,400		Coresite Realty Corp., REIT	155,050
2,600		DCT Industrial Trust, Inc.	150,852
1,200		Digital Realty Trust, Inc.	142,128
25,000		Independence Realty Trust	253,750
8,000		Rexford Industrial Realty, Inc.	237,520
3,500		STAG Industrial, Inc.	95,550
800		Simon Property Group, Inc.	124,264
2,100		Sun Communities, Inc.	189,546
5,400		Terreno Realty Corp.	198,288
3,000		Weyerhaeuser Co.	107,730
		TOTAL	1,849,873
		Telecommunication Services—0.7%
8,238		AT&T, Inc.	277,209
10,568	[1]	T-Mobile USA, Inc.	631,649
		TOTAL	908,858
		Transportation—0.0%
103		Brinks Co. (The)	7,838
210		Greenbrier Cos., Inc.	10,962
2,799	[1]	Overseas Shipholding Group, Inc.	6,634
304	[1]	XPO Logistics, Inc.	21,082
		TOTAL	46,516
		Utilities—2.2%
15,600		AES Corp.	165,828
15,451		Entergy Corp.	1,332,803
7,528		Exelon Corp.	302,701
32,785		NiSource, Inc.	864,540
826		Pinnacle West Capital Corp.	72,449
6,315		SCANA Corp.	272,429
		TOTAL	3,010,750
		TOTAL COMMON STOCKS (IDENTIFIED COST $71,625,357)	77,633,691
		ASSET-BACKED SECURITIES—0.5%
		Auto Receivables—0.1%
$100,000		Santander Drive Auto Receivables Trust 2016-2, Class C, 2.66%, 11/15/2021	100,953
		Credit Card—0.2%
350,000	[2]	Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 1.969%, (1-month USLIBOR +0.730%) 01/18/2022	351,320

Shares or Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Home Equity Loan—0.0%
$18,532		CS First Boston Mortgage Securities Corp. 2002-HE4, Class AF, 5.51%, 08/25/2032	$20,660
		Other—0.2%
115,000	[2]	Navistar Financial Dealer Note Master Trust 2016-1, Class A, 2.587%, (1-month USLIBOR +1.350%) 09/27/2021	115,845
128,000		PFS Financing Corp. 2016-BA, Class A, 1.87%, 10/15/2021	127,086
		TOTAL	242,931
		Student Loans—0.0%
28,392	[2]	Navient Student Loan Trust 2014-1, Class A2, 1.548%, (1-month USLIBOR +0.310%) 03/27/2023	28,410
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $741,010)	744,274
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.2%
		Commercial Mortgage—2.2%
170,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 7/15/2049	171,440
190,000		Bank A4, 3.488%, 11/15/2050	196,561
561	[3]	Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 6.247%, 3/25/2031	572
190,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	186,041
200,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	203,611
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	73,095
125,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 5/15/2045	132,785
200,000		Commercial Mortgage Trust 2013-CR8, Class B, 4.094% 6/10/2046	204,140
200,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.490% 10/10/2047	210,179
300,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	309,102
200,000		FREMF Mortgage Trust 2013-K25, Class B, 3.744%, 11/25/2045	205,559
1,656		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	1,751
2,097		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	2,236
5,480		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	6,008
76,264		Federal Home Loan Mortgage Corp., 2.263%, 4/25/2025	75,830
300,000		Federal Home Loan Mortgage Corp., 2.566%, 9/25/2020	303,665
6,535	[2]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, (10-year Constant Maturity Treasury +48.285%), Maximum Rate 9.749%, 7/25/2023	7,044
1,415		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	1,443
100,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	105,634
6,195		Government National Mortgage Association REMIC 2002-17, Class B, 6.000%, 3/20/2032	6,787
200,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.1413%, 12/15/2049	202,207
50,000		JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.694%, 3/15/2050	52,562
100,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.444%, 2/12/2051	100,492
100,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	104,746
150,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	153,243
25,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	26,587
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,044,262)	3,043,320
		CORPORATE BONDS—13.6%
		Basic Industry - Chemicals—0.1%
35,000		Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	37,479
70,000		RPM International, Inc., 6.500%, 02/15/2018	70,972
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	21,487
		TOTAL	129,938
		Basic Industry - Metals & Mining—0.4%
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	15,953
100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	105,375
62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	62,975

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	$41,680
20,000		Newcrest Finance Property, Sr. Unsecd. Note, Series 144A, 4.2%, 10/01/2022	21,005
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	106,480
20,000		Southern Copper Corp., Sr. Unsecd. Note, 6.75%, 04/16/2040	25,102
160,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	175,052
		TOTAL	553,622
		Basic Industry - Paper—0.0%
10,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.250%, 03/15/2023	10,167
20,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.700%, 03/15/2021	21,291
		TOTAL	31,458
		Capital Goods - Aerospace & Defense—0.4%
100,000		Arconic, Inc., 5.870%, 02/23/2022	109,750
211,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	232,100
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	21,084
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	10,240
40,000	[2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 3.05%, (3-month USLIBOR +1.735%) 2/15/2042	34,900
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 03/15/2026	52,352
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	53,010
		TOTAL	513,436
		Capital Goods - Building Materials—0.1%
80,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	85,465
		Capital Goods - Construction Machinery—0.0%
40,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	43,724
		Capital Goods - Diversified Manufacturing—0.1%
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	15,952
30,000		General Electric Capital, Sr. Unsecd. Note, Series GMTN, 3.1%, 01/09/2023	31,061
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	16,782
14,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	15,308
50,000		Xylem, Inc., Sr. Unsecd. Note, 4.375%, 11/01/2046	52,284
		TOTAL	131,387
		Capital Goods - Environmental—0.1%
85,000		Republic Services, Inc., Company Guarantee, 5.5%, 9/15/2019	90,465
		Capital Goods - Packaging—0.0%
45,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 06/15/2022	47,314
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.000%, 03/01/2023	10,470
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.450%, 03/01/2019	10,294
		TOTAL	68,078
		Communications - Cable & Satellite—0.2%
200,000		CCO Safari II LLC, 4.908%, 07/23/2025	213,086
90,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	96,954
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	32,509
		TOTAL	342,549
		Communications - Media & Entertainment—0.5%
75,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	88,029
30,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 01/31/2046	34,903
30,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.250%, 11/15/2017	29,999
25,000		Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	27,191
250,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2026	253,894
20,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	20,875

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$100,000	Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	$100,468
150,000	WPP Finance 2010, Sr. Unsecd. Note, 5.625%, 11/15/2043	170,351
	TOTAL	725,710
	Communications - Telecom Wireless—0.2%
100,000	American Tower Corp., Sr. Unsecd. Note, 3.400%, 02/15/2019	101,735
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.7%, 06/15/2026	150,698
	TOTAL	252,433
	Communications - Telecom Wirelines—0.2%
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	95,630
175,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	196,349
	TOTAL	291,979
	Consumer Cyclical - Automotive—0.7%
175,000	American Honda Finance Co, Unsecd. Deb., Series MTN, 2.25%, 8/15/2019	176,102
10,000	DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	14,963
100,000	Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	99,127
200,000	Ford Motor Credit Co., Sr. Unsecd. Note, 3.336%, 03/18/2021	205,474
150,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 01/15/2019	151,896
160,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 07/06/2021	163,373
100,000	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 08/09/2018	100,548
65,000	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.5%, 4/03/2018	65,423
	TOTAL	976,906
	Consumer Cyclical - Leisure—0.2%
200,000	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/05/2020	215,288
	Consumer Cyclical - Lodging—0.1%
30,000	Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 07/15/2023	30,742
50,000	Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	50,494
	TOTAL	81,236
	Consumer Cyclical - Retailers—0.6%
50,000	Advance Auto Parts, Inc., 4.5%, 12/01/2023	52,390
40,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 04/21/2026	39,047
250,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	251,658
175,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 06/01/2026	166,980
160,000	Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/01/2025	170,900
10,000	O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	10,690
80,000	Under Armour, Inc., Sr. Unsecd. Note, 3.25%, 06/15/2026	72,048
	TOTAL	763,713
	Consumer Cyclical - Services—0.1%
65,000	Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	71,106
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	12,279
70,000	Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	71,561
	TOTAL	154,946
	Consumer Non-Cyclical - Food/Beverage—0.3%
140,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.5%, 10/01/2026	138,805
200,000	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.200%, 04/09/2023	199,839
60,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.4%, 08/15/2027	60,678
50,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	53,535
	TOTAL	452,857
	Consumer Non-Cyclical - Health Care—0.0%
15,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/01/2022	15,297

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$10,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 08/23/2022	$10,408
30,000	Stryker Corp., Sr. Unsecd. Note, 3.5%, 03/15/2026	31,002
	TOTAL	56,707
	Consumer Non-Cyclical - Products—0.1%
200,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.2%, 04/01/2026	210,974
	Consumer Non-Cyclical - Tobacco—0.0%
24,000	Altria Group, Inc., 9.250%, 08/06/2019	27,007
30,000	Philip Morris International, Inc., 5.650%, 05/16/2018	30,656
	TOTAL	57,663
	Energy - Independent—0.4%
250,000	Canadian Natural Resources Ltd., 3.900%, 02/01/2025	258,472
30,000	EOG Resources, Inc., Note, 5.625%, 06/01/2019	31,701
100,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/01/2025	101,081
75,000	XTO Energy, Inc., 6.375%, 06/15/2038	103,101
60,000	XTO Energy, Inc., 6.750%, 08/01/2037	84,510
	TOTAL	578,865
	Energy - Integrated—0.2%
30,000	BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	30,456
135,000	BP Capital Markets PLC, 3.119%, 5/04/2026	136,253
75,000	Husky Energy, Inc., 4.000%, 04/15/2024	78,226
53,000	Petrobras Global Finance, Sr. Unsecd. Note, Series 144A, 5.299%, 01/27/2025	53,238
25,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	25,680
	TOTAL	323,853
	Energy - Midstream—0.6%
75,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	80,415
100,000	Energy Transfer Partners, Sr. Unsecd. Note, 4.05%, 3/15/2025	101,603
170,000	Enterprise Products Opera, Sr. Unsecd. Note, 3.95%, 02/15/2027	179,340
10,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	10,738
150,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 03/01/2043	150,976
100,000	Kinder Morgan, Inc., 5.05%, 2/15/2046	103,499
40,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 03/01/2027	41,223
75,000	ONEOK, Inc., Sr Unsecured Note, Series 0, 4.95%, 07/13/2047	76,956
20,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	19,953
30,000	Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	31,316
	TOTAL	796,019
	Energy - Oil Field Services—0.1%
15,000	Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	15,225
20,000	Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	19,416
50,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 09/15/2023	47,500
2,000	Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	1,970
	TOTAL	84,111
	Energy - Refining—0.2%
10,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	12,289
50,000	Phillips 66, Sr. Unsecd. Note, 4.300%, 04/01/2022	53,604
30,000	Valero Energy Corp., 7.500%, 04/15/2032	40,438
10,000	Valero Energy Corp., 9.375%, 03/15/2019	10,972
95,000	Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	122,244
	TOTAL	239,547

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—3.2%
$74,000		American Express Co., 2.650%, 12/02/2022	$74,195
250,000		American Express Credit C, Sr. Unsecd. Note, Series MTN, 2.25%, 05/05/2021	250,296
50,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	50,254
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.5%, 04/19/2026	305,924
250,000	[2]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.971%, (3-month USLIBOR +0.650%) 10/01/2021	250,717
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5%, 5/13/2021	108,572
200,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	206,427
50,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.450%, 04/09/2018	49,991
120,000		Capital One Financial Corp., Sr. Sub., 4.2%, 10/29/2025	123,926
200,000		Citigroup, Inc., Sr. Unsecd. Note, 2.7%, 03/30/2021	201,822
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 04/27/2025	253,509
170,000		Citigroup, Inc., Sr. Unsecd. Note, 3.4%, 05/01/2026	171,843
100,000		Citigroup, Inc., Sub. Note, 4.450%, 09/29/2027	105,816
25,000		City National Corp., Sr. Unsecd. Note, 5.250%, 09/15/2020	27,124
30,000		Comerica, Inc., 3.8%, 7/22/2026	30,461
80,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	81,497
275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 01/22/2023	284,728
25,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	31,479
30,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 04/01/2018	30,541
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	198,849
50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 04/05/2021	54,369
250,000		Huntington National Bank, Sr. Unsecd. Note, 2.200%, 04/01/2019	250,998
400,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	410,483
120,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.500%, 04/21/2021	120,269
175,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	184,432
210,000		Regions Financial Corp., Sr. Unsecd. Note, 3.2%, 02/08/2021	214,884
130,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.9%, 03/03/2021	132,219
30,000		Wachovia Corp., Sr. Unsecd. Note, Series MTN, 5.75%, 2/01/2018	30,307
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	74,098
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	102,731
		TOTAL	4,412,761
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
80,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	83,194
125,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 04/15/2021	141,688
13,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	14,855
		TOTAL	239,737
		Financial Institution - Finance Companies—0.1%
170,000		AerCap Ireland Capital Lt, Sr. Unsecd. Note, 3.95%, 02/01/2022	177,411
		Financial Institution - Insurance - Health—0.1%
45,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.75%, 07/15/2045	52,167
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	61,859
		TOTAL	114,026
		Financial Institution - Insurance - Life—0.7%
200,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	209,983
25,000		American International Group, Inc., 4.500%, 07/16/2044	26,064
35,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	37,277
10,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	10,639
275,000		Mass Mutual Global Funding II, Series 144A, 2.000%, 04/15/2021	272,553
10,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/01/2039	16,725

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$250,000	MetLife, Inc., Sr. Unsecd. Note, 3.600%, 04/10/2024	$262,918
15,000	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	20,672
10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 05/15/2023	10,189
10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 09/15/2022	10,273
50,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	65,785
	TOTAL	943,078
	Financial Institution - Insurance - P&C—0.2%
80,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 03/15/2026	81,066
20,000	Chubb Corp., Sr. Unsecd. Note, 5.75%, 05/15/2018	20,443
100,000	Liberty Mutual Group, Inc., 4.85%, Series 144A, 8/01/2044	109,178
65,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	109,316
	TOTAL	320,003
	Financial Institution - REIT - Apartment—0.1%
20,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	20,447
10,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 01/10/2022	10,655
70,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.95%, 09/01/2026	67,392
	TOTAL	98,494
	Financial Institution - REIT - Healthcare—0.1%
40,000	Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	43,655
50,000	Healthcare Trust of America, 3.700%, 04/15/2023	51,442
	TOTAL	95,097
	Financial Institution - REIT - Office—0.2%
70,000	Alexandria Real Estate Eq, Sr. Unsecd. Note, 3.95%, 01/15/2028	72,000
50,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	51,861
50,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2022	53,381
55,000	Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	58,604
	TOTAL	235,846
	Financial Institution - REIT - Other—0.1%
50,000	ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	51,715
75,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	78,512
	TOTAL	130,227
	Financial Institution - REIT - Retail—0.1%
50,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.4%, 11/01/2022	51,418
20,000	Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	21,315
	TOTAL	72,733
	Sovereign—0.0%
30,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	32,396
	Technology—0.8%
45,000	Apple, Inc., Sr. Unsecd. Note, 1.000%, 05/03/2018	44,904
30,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 05/03/2023	29,957
115,000	Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	123,010
140,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	144,396
20,000	Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	22,071
240,000	Diamond 1 Finance Corp./D, Sr. Secd. Note, Series 144A, 6.02%, 06/15/2026	268,357
125,000	Equifax, Inc., Sr. Unsecd. Note, 2.3%, 06/01/2021	121,864
51,000	Fidelity National Informa, Sr. Unsecd. Note, 5%, 10/15/2025	56,883
53,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	54,678
70,000	Hewlett Packard Enterpris, Sr. Unsecd. Note, 3.6%, 10/15/2020	72,435
20,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	20,239

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—continued
$50,000		Total System Services, In, Sr. Unsecd. Note, 4.8%, 04/01/2026	$54,461
10,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	10,555
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 01/15/2019	25,793
50,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 06/15/2045	57,088
		TOTAL	1,106,691
		Transportation - Railroads—0.2%
50,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	64,124
225,000		Kansas City Southern Indu, Sr. Unsecd. Note, 3.125%, 06/01/2026	218,422
30,000		Kansas City Southern Indu, Sr. Unsecd. Note, 3%, 05/15/2023	30,100
		TOTAL	312,646
		Transportation - Services—0.1%
50,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	50,200
70,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.8%, 03/01/2022	70,430
30,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	31,018
		TOTAL	151,648
		Utility - Electric—1.4%
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	5,327
110,000		Duke Energy Corp., Sr. Unsecd. Note, 2.65%, 09/01/2026	105,762
70,000		Electricite de France SA, Note, Series 144A, 5.600%, 01/27/2040	82,685
140,000		Emera US Finance LP, Sr. Unsecd. Note, 4.75%, 06/15/2046	152,025
170,000		EverSource Energy, Sr. Unsecd. Note, 3.350%, 03/15/2026	171,174
200,000		Exelon Corp., Sr. Unsecd. Note, 3.4%, 04/15/2026	201,728
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	106,385
10,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	10,632
20,000		Indiana Michigan Power Co, Sr Unsecured Note, Series L, 3.75%, 07/01/2047	19,800
70,000		Indiana Michigan Power Co, Sr. Unsecd. Note, Series K, 4.55%, 03/15/2046	78,061
110,000	[2]	National Rural Utilities Sr. Sub., 5.25%, (3-month USLIBOR +3.630%) 04/20/2046	118,952
25,000		National Rural Utilities, Sr. Unsecd. Note, Series MTNC, 8%, 3/01/2032	36,827
50,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	50,596
200,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.95%, 03/30/2048	198,500
60,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 05/15/2047	63,091
250,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.1%, 05/15/2026	247,223
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	53,394
175,000		Southern Co., Sr. Unsecd. Note, 3.25%, 07/01/2026	174,341
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	10,651
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	42,274
		TOTAL	1,929,428
		Utility - Natural Gas—0.1%
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	21,752
50,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 09/15/2021	52,565
65,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 03/01/2023	66,537
		TOTAL	140,854
		TOTAL CORPORATE BONDS (IDENTIFIED COST $17,944,937)	18,766,005
		MUNICIPAL BOND—0.1%
		Illinois—0.1%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	89,974

Shares or Principal Amount			Value
		U.S. TREASURY—2.5%
$50,000		United States Treasury Bond, 2.750%, 8/15/2047	$48,742
400,000		United States Treasury Note, 1.250%, 8/31/2019	397,552
60,000		United States Treasury Note, 1.875%, 03/31/2022	59,782
1,250,000		United States Treasury Note, 1.875%, 7/31/2022	1,242,871
10,000		United States Treasury Note, 2.250%, 11/15/2024	10,010
420,000		United States Treasury Note, 2.375%, 5/15/2027	420,230
958,124	[4]	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	959,476
162,699		U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2022	162,833
131,670		U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	145,476
		TOTAL U.S. TREASURY (IDENTIFIED COST $3,470,055)	3,446,972
		EXCHANGE-TRADED FUNDS—8.9%
156,000		iShares MSCI EAFE ETF	10,862,280
24,700		iShares Core MSCI Emerging Markets ETF	1,377,766
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $11,748,794)	12,240,046
		INVESTMENT COMPANIES—16.3%[5]
167,173		Emerging Markets Core Fund	1,706,842
201,343		Federated Bank Loan Core Fund	2,037,588
3,371,792		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.21%[6]	3,372,129
902,360		Federated Mortgage Core Portfolio	8,870,196
324,398		Federated Project and Trade Finance Core Fund	2,952,018
552,725		High Yield Bond Portfolio	3,570,603
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $23,107,370)	22,509,376
		TOTAL INVESTMENT IN SECURITIES-100.3% (IDENTIFIED COST $131,751,785)	138,473,658
		OTHER ASSETS AND LIABILITIES-NET—(0.3)%[7]	(373,270)
		TOTAL NET ASSETS—100%	$138,100,388
At October 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]United States Treasury Note 2-Year Long Futures	19	$4,091,828	December 2017	$(14,119)
[1]United States Treasury Long Bond Long Futures	1	$152,469	December 2017	$(2,714)
[1]United States Treasury Ultra Bond Long Futures	13	$2,142,156	December 2017	$(36,845)
[1]United States Treasury Note 5-Year Short Futures	6	$703,125	December 2017	$3,431
[1]United States Treasury Note 10-Year Short Futures	17	$2,123,938	December 2017	$25,788
[1]United States Treasury Notes 10-Year Ultra Short Futures	5	$669,609	December 2017	$6,665
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(17,794)
The average notional value of long and short futures contracts held by the Fund throughout the period was $6,530,934 and $3,851,074, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities - Net.”
1	Non-income-producing security.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5	Affiliated holdings.

Affiliates	Balance of Shares Held 7/31/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2017	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
Emerging Markets Core Fund	121,734	45,439	—	167,173	$1,706,842	$6,687	$118,768	$21,436
Federated Bank Loan Core Fund	167,174	52,962	(18,793)	201,343	$2,037,588	$(9,322)	$3,947	$26,920
Federated Institutional Prime Value Obligations Fund, Institutional Shares	3,984,935	17,290,896	(17,904,039)	3,371,792	$3,372,129	279	$(621)	$9,349
Federated Mortgage Core Portfolio	819,800	147,960	(65,400)	902,360	$8,870,196	$(21,467)	$(987)	$63,132
Federated Project and Trade Finance Core Fund	320,743	3,655	—	324,398	$2,952,018	$(22,549)	—	$33,346
High Yield Bond Portfolio	482,432	101,205	(30,912)	552,725	$3,570,603	$(19,157)	$1,042	$52,925
TOTAL OF AFFILIATED TRANSACTIONS	5,896,818	17,642,117	(18,019,144)	5,519,791	$22,509,376	$(65,529)	$122,149	$207,108
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDT LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$75,417,601	$—	$—	$75,417,601
International	2,216,090	—	—	2,216,090
Debt Securities:
Asset-Backed Securities	—	744,274	—	744,274
Collateralized Mortgage Obligations	—	2,846,759	196,561	3,043,320
Corporate Bonds	—	18,766,005	—	18,766,005
Municipal Bond	—	89,974	—	89,974
U.S. Treasury	—	3,446,972	—	3,446,972
Exchange-Traded Funds	12,240,046	—	—	12,240,046
Investment Companies[1]	3,372,129	—	—	22,509,376
TOTAL SECURITIES	$93,245,866	$25,893,984	$196,561	$138,473,658
Other Financial Instruments[2]
Assets	$35,884	$—	$—	$35,884
Liabilities	(53,678)	—	—	(53,678)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(17,794)	$—	$—	$(17,794)
1	As permitted by U.S. generally accepted accounting principles Investment Companies valued at $19,137,247 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
19
Federated MDT Large Cap Growth Fund
Portfolio of Investments
October 31, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Basic Industries—1.5%
3,723		Ecolab, Inc.	$486,447
1,929		Sherwin-Williams Co.	762,245
		TOTAL	1,248,692
		Capital Goods—9.0%
17,348		Allison Transmission Holdings, Inc.	737,117
4,574		Caterpillar, Inc.	621,149
2,771		Chicago Bridge & Iron Co., N.V.	38,628
10,446		Deere & Co.	1,388,064
9,492		Grainger (W.W.), Inc.	1,876,568
6,667		IDEX Corp.	854,776
28,428		Pitney Bowes, Inc.	390,601
5,006		Roper Technologies, Inc.	1,292,399
3,971		Waste Management, Inc.	326,297
		TOTAL	7,525,599
		Consumer Cyclicals—27.2%
1,248	[1]	AMC Networks, Inc.	63,498
2,033	[1]	Alphabet, Inc.	2,100,170
2,746	[1]	Amazon.com, Inc.	3,035,099
1,720	[1]	AutoZone, Inc.	1,013,940
14,365		Bed Bath & Beyond, Inc.	285,864
5,900		Big Lots, Inc.	302,729
909	[1]	Burlington Stores, Inc.	85,346
5,688	[1]	CoStar Group, Inc.	1,682,226
2,873		Dillards, Inc., Class A	145,948
9,100	[1]	Discovery Communications, Inc.	171,808
3,920		Expedia, Inc.	488,667
15,913	[1]	Facebook, Inc.	2,865,295
1,414		Foot Locker, Inc.	42,533
5,804	[1]	Fossil, Inc.	45,736
11,945		Gap (The), Inc.	310,451
2,106	[1]	GoDaddy, Inc.	98,350
887		Hasbro, Inc.	82,127
12,356		Home Depot, Inc.	2,048,378
5,208		Las Vegas Sands Corp.	330,083
5,122		Lowe's Cos., Inc.	409,504
73,976	[1]	MSG Networks, Inc.	1,283,484
8,123		Macy's, Inc.	152,387
3,782	[1]	NetFlix, Inc.	742,898
21,771		Nielsen Holdings PLC	807,051
5,300		Nu Skin Enterprises, Inc., Class A	337,133
5,817	[1]	O'Reilly Automotive, Inc.	1,227,096
20,270	[1]	PayPal, Inc.	1,470,791
3,882		R.R. Donnelley & Sons Co.	35,714
9,198	[1]	Skechers USA, Inc., Class A	293,600
3,730	[1]	T-Mobile USA, Inc.	222,942
2,360		TJX Cos., Inc.	164,728
597		Wynn Resorts Ltd.	88,052
1

Shares			Value
		COMMON STOCKS—continued
		Consumer Cyclicals—continued
2,882		Yum! Brands, Inc.	$214,565
		TOTAL	22,648,193
		Consumer Durables—0.9%
3,390		D. R. Horton, Inc.	149,872
25,317		Ford Motor Co.	310,640
4,794		Lennar Corp., Class A	266,882
		TOTAL	727,394
		Consumer Staples—7.1%
3,283		Block (H&R), Inc.	81,221
23,046		Dr. Pepper Snapple Group, Inc.	1,974,120
3,864		Estee Lauder Cos., Inc., Class A	432,034
12,348		Flowers Foods, Inc.	234,983
4,516		GNC Holdings, Inc.	30,890
1,275		Ingredion, Inc.	159,821
3,227		McCormick & Co., Inc.	321,183
18,083		PepsiCo, Inc.	1,993,289
5,600	[1]	Sally Beauty Holdings, Inc.	96,936
9,449		Tupperware Brands Corp.	555,129
		TOTAL	5,879,606
		Financial Services—11.5%
14,400		Ally Financial, Inc.	376,272
28,222		Citizens Financial Group, Inc.	1,072,718
415	[1]	Credit Acceptance Corp.	118,993
1,244		Intercontinental Exchange, Inc.	82,228
3,447		MSCI, Inc., Class A	404,540
14,429		Mastercard, Inc.	2,146,602
12,000		Prudential Financial, Inc.	1,325,520
13,677	[1]	Vantiv, Inc.	957,390
19,640		Visa, Inc., Class A	2,160,007
2,300		Waddell & Reed Financial, Inc., Class A	42,987
44,090		Western Union Co.	875,628
		TOTAL	9,562,885
		Health Care—12.8%
8,817	[1]	Align Technology, Inc.	2,107,087
4,641		Baxter International, Inc.	299,205
6,872		Becton Dickinson & Co.	1,433,980
8,637		Bristol-Myers Squibb Co.	532,557
14,176	[1]	Celgene Corp.	1,431,351
25,197		Eli Lilly & Co.	2,064,642
3,504		Gilead Sciences, Inc.	262,660
4,689		Humana, Inc.	1,197,336
1,216	[1]	IDEXX Laboratories, Inc.	202,063
123	[1]	Mettler-Toledo International, Inc.	83,964
3,637	[1]	Myriad Genetics, Inc.	124,676
2,904	[1]	Vertex Pharmaceuticals, Inc.	424,652
3,300	[1]	Weight Watchers International, Inc.	148,236
1,841	[1]	Wellcare Health Plans, Inc.	364,039
		TOTAL	10,676,448
		Information Technology—26.5%
24,292		Activision Blizzard, Inc.	1,590,883
35,355		Apple, Inc.	5,976,409
2

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
35,963		Applied Materials, Inc.	$2,029,392
2,325		Broadcom Ltd.	613,591
35,613		CA, Inc.	1,153,149
4,013		Cognex Corp.	494,201
18,872		Intel Corp.	858,487
1,582		KLA-Tencor Corp.	172,264
10,063		Lam Research Corp.	2,098,840
8,697		Microchip Technology, Inc.	824,476
2,681		Microsoft Corp.	223,005
3,155		NVIDIA Corp.	652,485
16,792		NetApp, Inc.	745,901
12,977	[1]	Red Hat, Inc.	1,568,011
21,452	[1]	Salesforce.com, Inc.	2,195,398
6,021	[1]	ServiceNow, Inc.	760,874
801	[1]	Workday, Inc.	88,903
		TOTAL	22,046,269
		Transportation—1.7%
13,961	[1]	Jet Blue Airways Corp.	267,353
9,322		Union Pacific Corp.	1,079,394
1,339	[1]	XPO Logistics, Inc.	92,860
		TOTAL	1,439,607
		TOTAL COMMON STOCKS (IDENTIFIED COST $69,954,822)	81,754,693
		INVESTMENT COMPANY—2.0%
1,633,624	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.21%[3] (IDENTIFIED COST $1,633,756)	1,633,787
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $71,588,578)	83,388,480
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[4]	(134,224)
		TOTAL NET ASSETS—100%	$83,254,256
1	Non-income-producing security.
2	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2017	1,319,861
Purchases/Additions	4,762,998
Sales/Reductions	(4,449,235)
Balance of Shares Held 10/31/2017	1,633,624
Value	$1,633,787
Change in Unrealized Appreciation/Depreciation	$(168)
Net Realized Gain/(Loss)	$35
Dividend Income	$4,227
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2017.
3

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing service' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2017, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
4
Federated MDT Small Cap Core Fund
Portfolio of Investments
October 31, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—96.6%
		Basic Industries—4.8%
122,737	[1]	Acco Brands Corp.	$1,601,718
127,548	[1]	AgroFresh Solutions, Inc.	752,533
46,954		Ampco-Pittsburgh Corp.	777,089
162,689		Essendant, Inc.	1,574,830
234,280		Gold Resource Corp.	850,436
21,338	[1]	Rogers Corp.	3,245,083
91,894		Schnitzer Steel Industries, Inc., Class A	2,706,278
5,267		The Eastern Co.	152,216
21,307	[1]	UFP Technologies, Inc.	657,321
68,149	[1]	Univar, Inc.	2,027,433
33,247	[1]	Veritiv Corp.	1,068,891
		TOTAL	15,413,828
		Capital Goods—7.7%
31,246		Argan, Inc.	2,148,162
43,794		CECO Environmental Corp.	384,073
42,587	[1]	Chart Industries, Inc.	1,852,535
16,845	[1]	DXP Enterprises, Inc.	540,219
11,199	[1]	Ducommun, Inc.	369,231
32,282	[1]	Generac Holdings, Inc.	1,681,569
110,345	[1]	Harsco Corp.	2,344,831
68,897		Hurco Co., Inc.	3,083,141
57,846	[1]	Kimball Electronics, Inc.	1,272,612
85,067	[1]	Kratos Defense & Security Solutions	1,024,207
56,400	[1]	Mastec, Inc.	2,456,220
34,517	[1]	SPX Corp.	1,011,003
44,070		Spartan Motors, Inc.	711,731
169,815	[1]	Team, Inc.	2,088,724
137,300	[1]	Titan Machinery, Inc.	2,044,397
60,060		Wabash National Corp.	1,351,350
		TOTAL	24,364,005
		Consumer Cyclicals—14.1%
41,634	[1]	AutoWeb, Inc.	288,107
56,267		Big 5 Sporting Goods Corp.	357,295
58,703	[1]	Blucora, Inc.	1,273,855
139,346		Buckle, Inc.	2,292,242
31,997	[1]	Career Education Corp.	341,728
250,536		Chicos Fas, Inc.	2,001,783
42,379		Children's Place, Inc./The	4,610,835
73,296		Deluxe Corp.	5,105,066
73,242	[1]	Express, Inc.	495,848
117,232	[1]	Fossil, Inc.	923,788
100,176	[1]	Francesca's Holdings Corp.	648,139
84,815	[1]	Gray Television, Inc.	1,320,570
71,438	[1]	K12, Inc.	1,158,724
30,413	[1]	MSG Networks, Inc.	527,666
31,713		Movado Group, Inc.	878,450
37,721		Nutri/System, Inc.	1,884,164
1

Shares			Value
		COMMON STOCKS—continued
		Consumer Cyclicals—continued
151,827		Office Depot, Inc.	$470,664
16,484	[1]	Perry Ellis International, Inc.	383,912
116,998	[1]	Pinnacle Entertainment, Inc.	3,026,738
58,336		Quad Graphics, Inc.	1,329,477
181,981		R.R. Donnelley & Sons Co.	1,674,225
63,591	[1]	Rush Enterprises, Inc.	3,229,151
73,766	[1]	Scientific Games Holdings Corp.	3,511,262
58,552		Tailored Brands, Inc.	904,628
169,666		Travelport Worldwide Ltd.	2,662,060
35,057	[1]	TrueBlue, Inc.	950,045
56,751	[1]	Yelp, Inc.	2,651,407
		TOTAL	44,901,829
		Consumer Durables—6.0%
78,985	[1]	Beazer Homes USA, Inc.	1,657,105
21,301	[1]	Cooper-Standard Holding, Inc.	2,374,636
32,726	[1]	Installed Building Products, Inc.	2,281,002
37,948	[1]	iRobot Corp.	2,549,726
234,179		KB HOME	6,423,530
81,122	[1]	Meritor, Inc.	2,109,983
17,170	[1]	RH	1,543,927
		TOTAL	18,939,909
		Consumer Staples—2.4%
180,175		GNC Holdings, Inc.	1,232,397
23,869		Libbey, Inc.	163,264
40,889		Sanderson Farms, Inc.	6,115,768
		TOTAL	7,511,429
		Energy—2.2%
112,772		Archrock, Inc.	1,353,264
66,105	[1]	Cloud Peak Energy, Inc.	280,946
51,930	[1]	Exterran Corp.	1,675,781
204,421	[1]	Now, Inc.	2,559,351
51,023	[1]	Unit Corp.	955,151
89,417	[1]	Westmoreland Coal Co.	155,138
		TOTAL	6,979,631
		Financial Services—24.1%
12,925		1st Source Corp.	663,182
23,114	[1]	Altisource Portfolio Solutions S.A.	597,266
44,520		Bancorpsouth, Inc.	1,406,832
35,534		Beneficial Mutual Bancorp, Inc.	586,311
6,980		Bryn Mawr Bank Corp.	306,073
173,402		CNO Financial Group, Inc.	4,156,446
4,909		Cathay Bancorp, Inc.	205,196
127,048		Charter Financial Corp.	2,435,510
6,695		Chemical Financial Corp.	352,760
9,590		Columbia Banking Systems, Inc.	417,261
46,072	[1]	Enova International, Inc.	684,169
20,760		Enterprise Financial Services Corp.	905,136
107,536	[1]	Everi Holdings, Inc.	891,473
251,245	[1]	Ezcorp, Inc., Class A	2,575,261
18,767	[1]	FCB Financial Holdings, Inc.	876,419
26,253		Farmers Capital Bank Corp.	1,092,125
2

Shares			Value
		COMMON STOCKS—continued
		Financial Services—continued
22,793		Federal Agricultural Mortgage Association, Class C	$1,692,152
23,382		Financial Institutions, Inc.	766,930
69,495		First Bancorp, Inc.	2,550,466
5,502		First Business Financial Services, Inc.	122,309
5,839		First Citizens Bancshares, Inc., Class A	2,364,795
34,703		First Defiance Financial Corp.	1,880,903
6,901		First Financial Corp.	327,798
44,397		First Guaranty Bancshares, Inc.	1,184,512
21,815		First Merchants Corp.	938,045
37,803		First Midwest Bancorp, Inc.	872,871
124,151	[1]	First NBC Bank Holding Co.	2,359
136,848		Fulton Financial Corp.	2,490,634
39,399		Hancock Holding Co.	1,920,701
37,695	[1]	Hometrust Bancshares, Inc.	989,494
19,101		Iberiabank Corp.	1,408,699
16,666		Lakeland Financial Corp.	804,634
199,916	[1]	MGIC Investment Corp.	2,858,799
96,673		Meridian Bancorp, Inc.	1,904,458
13,826		Meta Financial Group, Inc.	1,206,319
12,747		Midland States Bancorp, Inc.	413,640
30,902		National Bank Holdings Corp.	1,014,204
22,234	[1]	Nicolet Bankshares, Inc.	1,266,004
11,033		OFG Bancorp.	98,194
32,031		Peapack-Gladstone Financial Corp.	1,111,155
17,312		Preferred Bank Los Angeles, CA	1,068,670
42,074		QCR Holdings, Inc.	2,009,033
21,857		Republic Bancorp, Inc.	859,417
16,701		Sandy Spring Bancorp, Inc.	674,887
24,469	[1]	Seacoast Banking Corp. of Florida	606,587
11,241		South State Corp.	1,012,252
9,921		State Bank Financial Corp.	286,816
24,420		Sterling Bancorp	611,721
55,441		The Bank of NT Butterfield & Son Ltd.	2,070,721
33,082		UMB Financial Corp.	2,432,519
22,510		Union Bankshares Corp.	776,820
51,439		Universal Insurance Holdings, Inc.	1,226,820
40,610		Univest Corp.	1,189,873
116,712		Valley National Bancorp	1,342,188
54,367		WSFS Financial Corp.	2,702,040
52,388		Waddell & Reed Financial, Inc., Class A	979,132
234,819		Waterstone Financial, Inc.	4,508,525
108,805		Western New England Bancorp, Inc.	1,147,893
34,591		Wintrust Financial Corp.	2,811,902
		TOTAL	76,659,311
		Health Care—14.2%
58,337	[1]	AMAG Pharmaceutical, Inc.	915,891
66,205	[1,2]	Adeptus Health, Inc., Class A	0
89,071	[1]	Amicus Therapeutics, Inc.	1,268,371
7,732	[1]	Bluebird Bio, Inc.	1,075,521
38,062	[1]	Cara Therapeutics, Inc.	477,297
44,712	[1]	Cross Country Healthcare, Inc.	610,319
3

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
335,234	[1]	DepoMed, Inc.	$1,622,533
41,390	[1]	Dynavax Technologies Corp.	910,580
18,460	[1]	Emergent Biosolutions, Inc.	756,675
25,694	[1]	Exact Sciences Corp.	1,412,913
75,922	[1]	Intra-Cellular Therapies, Inc.	1,183,624
15,788	[1]	iRadimed Corp.	224,979
104,695	[1]	Lannett Co., Inc.	2,083,431
29,793	[1]	Lantheus Holdings, Inc.	592,881
65,050		LeMaitre Vascular, Inc.	2,082,251
14,512	[1]	Loxo Oncology, Inc.	1,250,354
68,165	[1]	Masimo Corp.	5,982,160
15,693		Medifast, Inc.	979,243
76,030	[1]	Merrimack Pharmaceuticals, Inc.	892,592
105,629	[1]	MiMedx Group, Inc.	1,339,376
15,088	[1]	Ophthotech Corp.	35,155
140,286	[1]	OraSure Technologies, Inc.	2,770,648
50,857	[1]	Orthofix International NV	2,732,547
148,018	[1]	PDL BioPharma, Inc.	438,133
49,215	[1]	PRA Health Sciences, Inc.	4,007,577
83,585		PetMed Express, Inc.	2,955,566
14,071	[1]	Puma Biotechnology, Inc.	1,791,238
109,817	[1]	Sangamo BioSciences, Inc.	1,361,731
18,151	[1]	Sarepta Therapeutics, Inc.	895,026
45,618	[1]	Tetraphase Pharmaceuticals, Inc.	274,164
37,737	[1]	Tivity Health, Inc.	1,745,336
13,862	[1]	Weight Watchers International, Inc.	622,681
		TOTAL	45,290,793
		Information Technology—15.1%
32,386	[1]	Advanced Energy Industries, Inc.	2,743,742
15,441	[1]	Alpha & Omega Semiconductor Ltd.	284,578
26,827		Bel Fuse, Inc.	867,853
22,844		Belden, Inc.	1,825,464
15,230		Black Box Corp.	47,213
35,195		Cabot Microelectronics Corp.	3,402,301
20,073	[1]	Cirrus Logic, Inc.	1,124,088
58,558		Cohu, Inc.	1,510,796
70,054	[1]	Commvault Systems, Inc.	3,646,311
59,353		Convergys Corp.	1,527,153
36,487	[1]	Diodes, Inc.	1,252,964
63,698	[1]	FormFactor, Inc.	1,159,304
42,793	[1]	Kemet Corp.	1,099,352
36,371		MKS Instruments, Inc.	3,951,709
38,074	[1]	Netgear, Inc.	1,776,152
23,685	[1]	Paycom Software, Inc.	1,946,907
50,993	[1]	Proofpoint, Inc.	4,712,263
51,897	[1]	RingCentral, Inc.	2,187,459
36,264	[1]	Sanmina Corp.	1,186,739
18,893	[1]	Silicon Laboratories, Inc.	1,792,946
87,869	[1]	Syntel, Inc.	2,052,620
120,089	[1]	TTM Technologies	1,895,004
2,927		Universal Display Corp.	428,805
4

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
17,187	[1]	Varonis Systems, Inc.	$749,353
180,393		Vishay Intertechnology, Inc.	4,013,744
39,679	[1]	Web.com Group, Inc.	956,264
		TOTAL	48,141,084
		Public Utilities—4.9%
283,781		Frontier Communications Corp.	3,436,588
33,918		Northwestern Corp.	2,010,659
71,095		ONE Gas, Inc.	5,472,893
96,913		Portland General Electric Co.	4,626,627
		TOTAL	15,546,767
		Transportation—1.1%
186,799	[1]	Overseas Shipholding Group, Inc.	442,714
55,422	[1]	Radiant Logistics, Inc.	270,459
92,545		Teekay Tankers Ltd., Class A	136,967
36,086	[1]	XPO Logistics, Inc.	2,502,564
		TOTAL	3,352,704
		TOTAL COMMON STOCKS (IDENTIFIED COST $281,970,765)	307,101,290
		INVESTMENT COMPANY—3.4%
10,681,082	[3]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.21%[4] (IDENTIFIED COST $10,682,187)	10,682,150
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $292,652,952)	317,783,440
		OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	8,676
		TOTAL NET ASSETS—100%	$317,792,116
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2017	7,980,640
Purchases/Additions	35,847,727
Sales/Reductions	(33,147,285)
Balance of Shares Held 10/31/2017	10,681,082
Value	$10,682,150
Change in Unrealized Appreciation/Depreciation	$(88)
Net Realized Gain/(Loss)	$(902)
Dividend Income	$23,850
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2017.
5

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing service' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
6

The following is a summary of the inputs used, as of October 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$298,655,924	$—	$0	$298,655,924
International	8,445,366	—	—	8,445,366
Investment Company	10,682,150	—	—	10,682,150
TOTAL SECURITIES	$317,783,440	$—	$0	$317,783,440
7
Federated MDT Small Cap Growth Fund
Portfolio of Investments
October 31, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—97.7%
		Basic Industries—6.2%
39,370	[1]	Ferro Corp.	$937,793
17,281		Global Brass & Copper Holdings, Inc.	604,835
30,160		KMG Chemicals, Inc.	1,662,721
69,885		Knoll, Inc.	1,482,960
12,257	[1]	Koppers Holdings, Inc.	595,077
148,513	[1]	Louisiana-Pacific Corp.	4,036,583
25,934	[1]	Rogers Corp.	3,944,043
65,555	[1]	Univar, Inc.	1,950,261
29,667		Worthington Industries, Inc.	1,349,849
		TOTAL	16,564,122
		Capital Goods—10.0%
30,964		Argan, Inc.	2,128,775
32,668		Comfort Systems USA, Inc.	1,447,192
41,524	[1]	DXP Enterprises, Inc.	1,331,675
48,720	[1]	Generac Holdings, Inc.	2,537,825
97,321	[1]	Harsco Corp.	2,068,071
64,027		Kennametal, Inc.	2,794,778
46,432	[1]	Mastec, Inc.	2,022,114
44,797	[1]	Novoste Corp.	2,118,898
45,549	[1]	Proto Labs, Inc.	3,974,150
27,837		Raven Industries, Inc.	936,715
48,902	[1]	SPX Corp.	1,432,340
190,210	[1]	Team, Inc.	2,339,583
57,370		Wabash National Corp.	1,290,825
		TOTAL	26,422,941
		Consumer Cyclicals—17.4%
67,488	[1]	American Reprographics Co.	298,297
48,330		Big Lots, Inc.	2,479,812
22,323		Buckle, Inc.	367,213
66,776	[1]	Chegg, Inc.	1,035,696
290,568		Chicos Fas, Inc.	2,321,638
38,475		Children's Place, Inc./The	4,186,080
80,901		Deluxe Corp.	5,634,755
48,088		DineEquity, Inc.	2,289,470
102,037	[1]	Francesca's Holdings Corp.	660,179
91,976	[1]	Gray Television, Inc.	1,432,066
14,495	[1]	GrubHub, Inc.	884,485
27,932		Hackett Group, Inc.	431,270
19,854		KForce Com, Inc.	415,941
35,186	[1]	MSG Networks, Inc.	610,477
39,456		Nutri/System, Inc.	1,970,827
89,213	[1]	Penn National Gaming, Inc.	2,327,567
85,250		Quad Graphics, Inc.	1,942,848
73,046	[1]	Rush Enterprises, Inc.	3,709,276
70,497	[1]	Scientific Games Holdings Corp.	3,355,657
77,202	[1]	Shutterfly, Inc.	3,296,526
8,609	[1]	Stamps.com, Inc.	1,931,860
1

Shares			Value
		COMMON STOCKS—continued
		Consumer Cyclicals—continued
32,742		Tailored Brands, Inc.	$505,864
142,917		Travelport Worldwide Ltd.	2,242,368
42,725	[1]	Yelp, Inc.	1,996,112
		TOTAL	46,326,284
		Consumer Durables—6.9%
13,827		Bassett Furniture Industries, Inc.	536,488
33,226	[1]	Builders Firstsource, Inc.	598,732
90,210	[1]	Commercial Vehicle Group, Inc.	732,505
14,704	[1]	Cooper-Standard Holding, Inc.	1,639,202
35,016	[1]	Installed Building Products, Inc.	2,440,615
32,631	[1]	iRobot Corp.	2,192,477
59,982		M.D.C. Holdings, Inc.	2,221,733
21,986	[1]	RH	1,976,981
52,118		Steelcase, Inc., Class A	758,317
20,928	[1]	Stoneridge, Inc.	475,903
122,257	[1]	Taylor Morrison Home Corp. - A	2,952,507
16,571		Universal Forest Products, Inc.	1,870,866
		TOTAL	18,396,326
		Consumer Staples—1.4%
11,117	[1]	Chefs Warehouse, Inc.	221,784
163,170		GNC Holdings, Inc.	1,116,083
52,750		Libbey, Inc.	360,810
31,595	[1]	USANA Health Sciences, Inc.	2,075,791
		TOTAL	3,774,468
		Energy—0.0%
86,100	[1]	Rentech, Inc.	12,915
		Financial Services—10.0%
44,463	[1]	Allegiance Bancshares, Inc.	1,742,950
16,867	[1]	Altisource Portfolio Solutions S.A.	435,843
152,932		Blue Hills Bancorp, Inc.	3,318,624
52,375	[1]	CPI Card Group, Inc.	56,565
23,745		Crawford & Co., Class B	279,716
85,454	[1]	Enova International, Inc.	1,268,992
50,998	[1]	Essent Group Ltd.	2,173,535
179,611	[1]	Everi Holdings, Inc.	1,488,975
95,804		Evertec, Inc.	1,437,060
46,840		Guaranty Bancshares, Inc.	1,343,371
10,397		HCI Group, Inc.	389,472
5,710		Hingham Institution for Savings	1,111,737
31,313		Liberty Tax, Inc.	408,635
108,722		National Bank Holdings Corp.	3,568,256
35,518		Primerica, Inc.	3,143,343
75,402		The Bank of NT Butterfield & Son Ltd.	2,816,265
51,875		Universal Insurance Holdings, Inc.	1,237,219
4,623	[1]	World Acceptance Corp.	404,512
		TOTAL	26,625,070
		Health Care—23.6%
51,904	[1,2]	Adeptus Health, Inc., Class A	0
9,528	[1]	Aerie Pharmaceuticals, Inc.	588,354
81,882	[1]	Amicus Therapeutics, Inc.	1,166,000
21,880	[1]	Assembly Biosciences, Inc.	645,679
2

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
2,917	[1]	Bluebird Bio, Inc.	$405,755
8,685	[1]	Cambrex Corp.	375,626
22,932	[1]	Cardiovascular Systems, Inc.	551,973
101,510	[1]	Care.com, Inc.	1,560,209
44,149	[1]	Cempra Holdings LLC	101,543
64,610	[1]	ChemoCentryx, Inc.	424,488
44,385	[1]	Cross Country Healthcare, Inc.	605,855
51,126	[1]	Cutera, Inc.	2,009,252
253,046	[1]	DepoMed, Inc.	1,224,743
24,249	[1]	Dynavax Technologies Corp.	533,478
64,526	[1]	Emergent Biosolutions, Inc.	2,644,921
151,389	[1]	Enzo Biochem, Inc.	1,491,182
36,192	[1]	Epizyme, Inc.	604,406
42,441	[1]	Exact Sciences Corp.	2,333,831
21,047	[1]	FibroGen, Inc.	1,175,475
49,504	[1]	Halozyme Therapeutics, Inc.	877,706
46,206	[1]	HealthEquity, Inc.	2,320,465
104,174	[1]	Innoviva, Inc.	1,275,090
28,581	[1]	Inogen, Inc.	2,827,518
15,741	[1]	Insmed, Inc.	425,164
51,862	[1]	Intra-Cellular Therapies, Inc.	808,529
16,842	[1]	iRadimed Corp.	239,998
46,836	[1]	Lantheus Holdings, Inc.	932,036
65,561		LeMaitre Vascular, Inc.	2,098,608
17,971	[1]	Ligand Pharmaceuticals, Inc., Class B	2,612,085
56,383	[1]	Lipocine, Inc.	199,314
13,326	[1]	Loxo Oncology, Inc.	1,148,168
45,817	[1]	Masimo Corp.	4,020,900
15,193		Medifast, Inc.	948,043
55,861	[1]	MiMedx Group, Inc.	708,317
123,502	[1]	OraSure Technologies, Inc.	2,439,164
50,473	[1]	Orthofix International NV	2,711,914
103,029	[1]	PDL BioPharma, Inc.	304,966
46,859	[1]	PRA Health Sciences, Inc.	3,815,728
74,650		PetMed Express, Inc.	2,639,624
60,906	[1]	Prestige Brands Holdings, Inc.	2,856,491
18,216	[1]	Puma Biotechnology, Inc.	2,318,897
36,491	[1]	Quorum Health Corp.	208,729
30,285	[1]	Revance Therapeutics, Inc.	787,410
59,980	[1]	Sangamo BioSciences, Inc.	743,752
11,682	[1]	Sarepta Therapeutics, Inc.	576,039
12,094	[1]	Spark Therapeutics, Inc.	978,405
27,670	[1]	Supernus Pharmaceuticals, Inc.	1,151,072
39,332	[1]	Vanda Pharmaceuticals, Inc.	617,512
14,549	[1]	Weight Watchers International, Inc.	653,541
		TOTAL	62,687,955
		Information Technology—21.5%
22,304	[1]	Acxiom Corp.	561,169
44,020	[1]	Advanced Energy Industries, Inc.	3,729,374
25,770	[1]	AppFolio, Inc.	1,182,843
27,809	[1]	Barracuda Networks, Inc.	648,228
3

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
6,107		Belden, Inc.	$488,010
11,323		Brooks Automation, Inc.	389,398
35,987	[1]	CIENA Corp.	765,443
16,531		CSG Systems International, Inc.	699,923
30,977	[1]	Cirrus Logic, Inc.	1,734,712
54,212	[1]	Commvault Systems, Inc.	2,821,735
55,372		Convergys Corp.	1,424,722
2,270		Ebix, Inc.	154,247
57,623		Entegris, Inc.	1,887,153
14,275	[1]	Fair Isaac & Co., Inc.	2,072,159
24,068	[1]	Five9, Inc.	607,236
58,627	[1]	FormFactor, Inc.	1,067,011
45,250	[1]	Hortonworks, Inc.	747,077
18,020	[1]	Ichor Holdings Ltd.	562,044
10,857	[1]	Imperva, Inc.	463,594
35,780	[1]	Instructure, Inc.	1,245,144
32,405	[1]	Kemet Corp.	832,484
37,828		MKS Instruments, Inc.	4,110,012
7,913	[1]	Microsemi Corp.	422,317
42,261	[1]	Mitek Systems, Inc.	376,123
19,260		Monolithic Power Systems	2,343,364
20,308	[1]	Nanometrics, Inc.	574,107
27,091	[1]	Netgear, Inc.	1,263,795
29,448	[1]	Paycom Software, Inc.	2,420,626
45,133		Progress Software Corp.	1,910,480
42,903	[1]	Proofpoint, Inc.	3,964,666
32,488	[1]	RealPage, Inc.	1,406,730
56,058	[1]	RingCentral, Inc.	2,362,845
43,647	[1]	Rubicon Project, Inc./The	155,383
15,983	[1]	Semtech Corp.	656,102
30,487	[1]	Silicon Laboratories, Inc.	2,893,216
17,721	[1]	Synaptics, Inc.	657,804
4,423	[1]	Synchronoss Technologies, Inc.	50,113
68,402	[1]	Syntel, Inc.	1,597,871
32,114		TeleTech Holdings, Inc.	1,337,548
16,418	[1]	Trade Desk, Inc./The	1,082,275
9,125	[1]	Ultra Clean Holdings, Inc.	232,870
5,401		Universal Display Corp.	791,246
20,277	[1]	Varonis Systems, Inc.	884,077
60,491	[1]	Web.com Group, Inc.	1,457,833
		TOTAL	57,035,109
		Transportation—0.7%
35,091		Hawaiian Holdings, Inc.	1,175,549
108,742	[1]	Radiant Logistics, Inc.	530,661
		TOTAL	1,706,210
		TOTAL COMMON STOCKS (IDENTIFIED COST $229,526,634)	259,551,400
4

Shares			Value
		INVESTMENT COMPANY—2.1%
5,659,361	[3]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.21%[4] (IDENTIFIED COST $5,659,906)	$5,659,927
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $235,186,540)	265,211,327
		OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	641,468
		TOTAL NET ASSETS—100%	$265,852,795
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2017	5,448,430
Purchases/Additions	34,201,882
Sales/Reductions	(33,990,951)
Balance of Shares Held 10/31/2017	5,659,361
Value	$5,659,927
Change in Unrealized Appreciation/Depreciation	$(21)
Net Realized Gain/(Loss)	$(1,044)
Dividend Income	$22,405
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market. Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for
5

purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$246,490,533	$—	$0	$246,490,533
International	13,060,867	—	—	13,060,867
Investment Company	5,659,927	—	—	5,659,927
TOTAL SECURITIES	$265,211,327	$—	$0	$265,211,327
6

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 22, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 22, 2017